Financial Instruments Fair Value Hedges and Cash Flow Hedges (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Effect of Fair Value Hedges on Results of Operations [Abstract]
Commodity contracts	$ 3,516	$ 10,311	$ (792)
Fair value adjustment for natural gas inventory designated as the hedged item	18,079	(9,768)	2,486
Total (increase) decrease in purchased gas cost	21,595	543	1,694
Fair Value Hedge Basis Ineffectiveness	(1,390)	811	(919)
Fair Value Hedge Timing Ineffectiveness	22,985	(268)	2,613
Cash Flow Hedge [Line Items]
Gain (loss) reclassified from AOCI into purchased gas cost for effective portion of commodity contracts	(52,651)	(41,716)	8,365
Gain (loss) arising from ineffective portion of commodity contracts	(19)	(325)	198
Total impact on purchased gas cost	(52,670)	(42,041)	8,563
Net loss on settled Treasury lock agreements reclassified from AOCI into interest expense	(546)	(853)	(4,230)
Total Impact from Cash Flow Hedges	$ (53,216)	$ (42,894)	$ 4,333